Basis of Presentation (Details Narrative)		12 Months Ended
	Oct. 28, 2025 USD ($) shares	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($) MYR (RM)	Mar. 31, 2024 USD ($) MYR (RM)	Mar. 31, 2027 USD ($)	Jul. 29, 2026 USD ($)	Mar. 31, 2026	Mar. 31, 2026 MYR (RM)	Mar. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Shares issued | shares	160,000,000
Exchange ratio	2.756	1.00	4.4320	4.7285			2.756	4.0453
Effect on merger acquisition	$ 215,380	$ 215,380
Net loss		2,086,455	$ 2,624,738	$ 2,391,161
Working capital deficits		3,501,194	5,998,779
Shareholders, equity		3,230,001	1,115,916	$ (1,450,992)					$ (1,668,439)
working capital						$ 1,738,074
Amount due to directors		$ 1,155,835	$ 5,972,257
Announcing or commencing implementation of major restructuring [member]
IfrsStatementLineItems [Line Items]
Amount due to directors					$ 1,155,835